Share Capital	12 Months Ended
Jun. 30, 2023
Share Capital [Abstract]
SHARE CAPITAL

11. SHARE CAPITAL

(a)	Share Capital - authorized share capital

The Company’s authorized share capital consists of an unlimited number of common shares without par value.

(b)	Share-based compensation

The Company has a share-based compensation plan (the “Plan”) under which the Company may issue stock options and restricted share units (“RSUs”). The maximum number of common shares to be reserved for issuance on any share-based compensation under the Plan is a rolling 10% of the issued and outstanding common shares from time to time.

For the year ended June 30, 2023, a total of $3,162,449 (year ended June 30, 2022 - $941,647) was recorded as share-based compensation expense.

For the year ended June 30, 2023, a total of $82,164 (year ended June 30, 2022 - $19,837) was included in the project evaluation and corporate development expense.

For the year ended June 30, 2023, a total of $1,303,558 (year ended June 30, 2022 - $164,943) was capitalized under mineral property interests.

(i)	Stock options

The continuity schedule of stock options, as at June 30, 2023, is as follows:

	Number of options	Weighted average exercise price (CAD$)
Balance, July 1, 2021	3,115,832	1.56
Options Granted	2,702,000	3.72
Options exercised	(1,838,331)	1.23
Options forfeited	(317,334)	3.13
Balance, June 30, 2022	3,662,167	3.18
Options Granted	1,186,000	3.47
Options exercised	(445,000)	1.82
Options forfeited	(446,000)	3.66
Balance, June 30, 2023	3,957,167	3.37

During the year ended June 30, 2023, a total of 1,186,000 (year ended June 30, 2022 – 2,702,000) options with a life of five years were granted to directors, officers, and employees at an exercise price of CAD$3.42 to CAD$3.92 (year ended June 30, 2022 – CAD$3.33 to CAD$4.00) per share subject to a vesting schedule over a three-year term with 1/6 of the options vesting every 6 months after the date of grant until fully vested.

The fair value of the options granted during the year ended June 30, 2023 and 2022 were calculated as of the date of grant using the Black-Scholes option pricing model with the following weighted average assumptions:

	Years ended June 30,
	2023	2022
Risk free interest rate	3.31%	2.33%
Expected volatility	79.79%	76.40%
Expected life of options in years	2.75	2.75
Estimated forfeiture rate	14.4%	14.1%

The weighted average grant date fair value of options granted during the year ended June 30, 2023, was CAD$1.75 (year ended June 30, 2022 – CAD$1.80). Volatility was determined based on the historical volatility of the Company’s shares over the estimated life of stock options.

The following table summarizes information about stock options outstanding as at June 30, 2023:

Exercise	Number of options outstanding as at	Weighted average remaining	Number of options exercisable as at	Weighted average
prices (CAD$)	2023-06-30	contractual life (years)	2023-06-30	exercise price (CAD$)
$2.15	774,167	0.65	774,167	$2.15
$3.33	713,000	3.60	237,667	$3.33
$3.42	939,000	4.56	-	-
$3.67	120,000	4.57	-	-
$3.89	10,000	3.65	3,334	$3.89
$3.92	50,000	4.79	-	-
$4.00	1,351,000	3.93	452,998	$4.00
$2.15 - $4.00	3,957,167	3.41	1,468,166	$2.92

Subsequent to June 30, 2023, a total of 4,000 options with exercise price of CAD$4.00 were forfeited.

(ii)	RSUs

The continuity schedule of RSUs, as at June 30, 2023, is as follows:

	Number of shares	Weighted average grant date closing price per share (CAD$)
Balance, July 1, 2021	794,900	$5.48
Granted	1,299,000	3.80
Forfeited	(274,451)	5.25
Distributed	(342,233)	5.21
Balance, June 30, 2022	1,477,216	$4.11
Granted	967,000	3.48
Forfeited	(222,801)	4.01
Distributed	(324,255)	4.20
Balance, June 30, 2023	1,897,160	$3.79

During the year ended June 30, 2023, a total of 967,000 (year ended June 30, 2022 – 1,299,000) RSUs were granted to directors, officers, employees, and consultants of the Company at grant date closing price of CAD$3.42 to CAD$3.92 per share (year ended June 30, 2022 – CAD$3.33 to CAD$4.00 per share) subject to a vesting schedule over a three-year term with 1/6 of the RSUs vesting every six months from the date of grant.

Subsequent to June 30, 2023, a total of 114,168 RSUs were vested and distributed.

(c)	Private placement

On February 28, 2023, the Company closed a private placement to issue a total of 90,090 common shares at a price of CAD$3.33 (US$2.45) per share for gross proceeds of $220,442. The Company’s president, Mr. Andrew Williams, subscribed 75,075 common shares and one of the Company’s director, Mr. Dickson Hall, subscribed 15,015 common shares in this private placement.

(d)	Loss per share

	For the years ended June 30,
	2023			2022
	Loss	Shares	Per-Share	Income	Shares	Per-Share
	(Numerator)	(Denominator)	Amount	(Numerator)	(Denominator)	Amount
Net loss Attributable to equity holders of the Company	$(8,095,449)			$(6,420,885)

Basic loss per share	(8,095,449)	156,991,661	$(0.05)	(6,420,885)	155,626,128	$(0.04)
Effect of dilutive securities:
Stock options and RSUs		-			-
Diluted loss per share	$(8,095,449)	156,991,661	$(0.05)	$(6,420,885)	155,626,128	$(0.04)

Anti-dilutive options that are not included in the diluted loss per share calculation were nil for the year ended June 30, 2023 (year ended June 30, 2022 – nil).